Low Income Housing Tax Credits and Other Tax Credit Investments	12 Months Ended
Dec. 31, 2022
Investments in Affordable Housing Projects [Abstract]
Low Income Housing Tax Credits and Other Tax Credit Investments	Low Income Housing Tax Credits and Other Tax Credit Investments
The Community Reinvestment Act (“CRA”) encourages banks to meet the credit needs of their communities for housing and other purposes, particularly in neighborhoods with low or moderate income. The Company has primarily invested in separate LIHTC projects, also referred to as qualified affordable housing projects, which provide the Company with tax credits and operating loss tax benefits over a period of 15 years. The return on these investments is generally generated through tax credits and tax losses. In addition to LIHTC projects, the Company invests in new market tax credit projects that qualify for CRA credits and eligible projects that qualify for renewable energy and historic tax credits.
As of December 31, 2022 and 2021, the Company had $131.3 million and $83.8 million, respectively, in tax credit investments that were included in other assets in the Consolidated Balance Sheets.
When permissible, the Company accounts for its investments in LIHTC projects using the proportional amortization method, under which it amortizes the initial cost of the investment in proportion to the amount of the tax credits and other tax benefits received and recognizes that amortization as a component of income tax expense. The net investment in the housing projects is included in other assets in the Consolidated Balance Sheets. The Company will continue to use the proportional amortization method on any new qualifying LIHTC investments.
The following table presents the Company’s investments in LIHTC projects using the proportional amortization method as of the dates indicated:

	As of December 31,
	2022	2021
	(In thousands)
Current recorded investment included in other assets	$128,765	$81,035
Commitments to fund qualified affordable housing projects included in recorded investment noted above	84,145	48,399
The following table presents additional information related to the Company’s investments in LIHTC projects for the periods indicated:

	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Tax credits and other tax benefits recognized	$9,146	$6,484	$5,033
Amortization expense included in income tax expense	7,503	5,753	4,977
The Company accounts for certain other investments in renewable energy projects using the equity method of accounting. These investments in renewable energy projects are included in other assets on the Consolidated Balance Sheets and totaled $2.6 million and $2.8 million at December 31, 2022 and 2021, respectively. There were no outstanding commitments related to these investments as of both December 31, 2022 and December 31, 2021.
During the year ended December 31, 2020, in reviewing its tax credit equity investments for impairment, the Company identified an immaterial correction to the investment balances related to prior periods. During the year ended December 31, 2020, the Company wrote off $7.6 million of the tax credit equity investment balances as a component of noninterest expense and other assets to reflect the remaining benefits from these investments. Management evaluated the correction in relation to the year ended December 31, 2020, which is when the correction was recorded, as well as the preceding periods in which it originated. Management believes this correction is immaterial to both the previous consolidated quarterly and annual financial statements. During the years ended December 31, 2022 and 2021, the Company performed a similar review and, accordingly, recorded a net recovery of an impairment of $0.2 million during the year ended December 31, 2021. Management evaluated the correction in relation to such periods during which the correction was recorded, as well as the preceding periods in which it originated. Management believes the correction is immaterial to the previous consolidated quarterly and annual financial statements. The Company did not record any net recovery or a write-down related to impairment of tax credit equity investment balances during the year ended December 31, 2022.